Income Tax - Items for Which No Deferred Income Tax Assets Have Been Recognized (Detail) - TWD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 70,000,000	$ 66,000,000
Deductible temporary differences	0	1,000,000
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	12,000,000	13,000,000
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	10,000,000	10,000,000
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	8,000,000	8,000,000
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	8,000,000	8,000,000
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	19,000,000	15,000,000
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	8,000,000	8,000,000
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	3,000,000	3,000,000
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1,000,000	1,000,000
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1,000,000	0
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 0	$ 0